Consolidated Shareholders' Equity - Summary of Number of Shares Used to Compute Diluted Earnings Per Share (Details) - shares shares in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Average number of shares outstanding (in shares)	1,250.0	1,250.3	[1]	1,252.5
Adjustment for stock options with dilutive effect (in shares)	0.4	0.3		0.3
Adjustment for restricted shares (in shares)	4.9	5.0		5.1
Average number of shares used to compute diluted earnings per share (in shares)	1,255.3	1,255.6	[1]	1,257.9

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.